Note 13 - Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 13 – Related Party Transactions

On September 1, 2009, the Company entered into a 5-year lease agreement with Osprey South, LLC (“Osprey”), to lease its corporate office space at 670 Marina Drive, Suite 301, Building F, Charleston, South Carolina, 29492. Pursuant to the lease agreement, the Company was to pay Osprey $4,500 per month. On July 1, 2011, the Company amended the lease agreement to include the office space adjacent to the existing office space. Under the amended lease agreement, the lease term ends on June 30, 2016, and the Company is to pay Osprey $10,000 per month. Rondald L. Wheet, the Company’s Chairman and Chief Executive Officer, is the sole member of Osprey. Rent expense to Osprey was $60,000 and $90,000 for the nine months ended September 30, 2014 and 2013, respectively. Rent payable to Osprey was $64,000 and $112,962 as of September 30, 2014 and December 31, 2013, respectively. On July 1, 2014, the Company moved into a new location at 1124 Park West Drive, Mt. Pleasant, South Carolina and terminated the agreement with Osprey. The lease for the new location was with a third party. See Note 10.

The following table sets forth amounts owed by the Company to its executive officers listed therein for expenses paid by said officers on behalf of the Company as of September 30, 2014 and December 31, 2013.

	September 30, 2014	December 31, 2013
Stephen Wheet, Director of Sales	$282	$9,890
Ron Wheet, Chief Executive Officer	9,950	-
Vincent Olmo, Chief Operating Officer	2,000	942
	$12,232	$10,832

The Company also had a convertible note payable to Mr. Olmo with principal amount of $75,000 and accrued interest of $11,113 at September 30, 2014. The note accrues interest at 8%.

On May 28, 2014, the Company issued a total of 11,000,000 options with an exercise price of $0.01, and an expiration date of June 30, 2015 to related parties. The options were granted to the following individuals: (1) 7,000,000 options to Rondald Wheet, our Chief Executive Officer and Director, (2) 2,000,000 options to Thomas Beahm, a director of the Company, (3) 1,000,000 options to Vincent Olmo, our former Chief Operating Officer, (4) 1,000,000 to Stephen Wheet, our Director of Sales.

Note 13 – Related Party Transactions

On September 1, 2009, the Company entered into a 5-year lease agreement with Osprey South, LLC (“Osprey”), to lease its corporate office space at 670 Marina Drive, Suite 301, Building F, Charleston, South Carolina, 29492.  Pursuant to the lease agreement, the Company was to pay Osprey $4,500 per month.  On July 1, 2011, the Company amended the lease agreement to include the office space adjacent to the existing office space.  Under the amended lease agreement, the lease term ends on June 30, 2016, and the Company is to pay Osprey $10,000 per month.  Rondald L. Wheet, the Company’s Chairman and Chief Executive Officer, is the sole member of Osprey.  For each of 2013 and 2012, the Company expensed $146,377 and $120,000 (including late fee of $26,377 for the year ended December 31, 2013) in lease payments to Osprey, respectively. Rent payable to Osprey was $112,962 and $19,761 as of December 31, 2013 and 2012, respectively. Future minimum lease payments due under the amended lease totaled approximately $300,000 at December 31, 2013.

During the year ended December 31, 2013, the Company also reimbursed its CEO $31,879 of the self-employment taxes for the years from 2008 to 2010.

The following table sets forth amounts owed by the Company to its executive officers listed therein for expenses paid by said officers on behalf of the Company as of December 31, 2013 and 2012.

	December 31,
	2013	2012
Rondald L. Wheet, Chief Executive Officer	$-	$32,502
Stephen Wheet, Director of Sales	9,890	-
Vincent Olmo, Chief Operating Officer	942	9,194
	$10,832	$41,696

The Company also had a convertible note payable to Mr. Olmo with principal amount of $75,000 and accrued interest of $8,613 at December 31, 2013 and $12,500 advance from shareholder at December 31, 2012.